PRINCIPAL ACTIVITIES AND ORGANIZATION	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
PRINCIPAL ACTIVITIES AND ORGANIZATION

Note 1     PRINCIPAL ACTIVITIES AND ORGANIZATION

The consolidated financial statements include the financial statements of Nocera, Inc. (“Nocera” or the “Company”) and its subsidiaries, Grand Smooth Inc. Limited (“GSI”) and Guizhou Grand Smooth Technology Ltd. (“GZ GST” or “WFOE”), and Xin Feng Construction Co., Ltd. (“XFC”) that is controlled through contractual arrangements. The Company, GSI, GZ GST and XFC are collectively referred to as the “Company”.

Nocera was incorporated in the State of Nevada on February 1, 2002 and is based in New Taipei City, Taiwan (R.O.C.). It did not engage in any operations and was dormant from its inception until its reverse merger of GSI on December 31, 2018.

Reverse merger

Effective December 31, 2018, Nocera completed a reverse merger transaction (the “Transaction”) pursuant to an Agreement and Plan of Merger (the “Agreement”), with (i) GSI, (ii) GSI’s stockholders, Yin-Chieh Cheng and Zhang Bi, who together owned shares constituting 100% of the issued and outstanding ordinary shares of GSI (the “GSI Shares”) and (iii) GSI Acquisition Corp. Under the terms of the Agreement, the GSI Stockholders transferred to Nocera all of the GSI Shares in exchange for the issuance of 10,000,000 shares (the “Shares”) of Nocera’s common stock (the “Share Exchange”). As a result of the reverse merger, GSI became Nocera’s wholly-owned subsidiary and Yin-Chieh Cheng and Zhang Bi, the former stockholders of GSI, became Nocera’s controlling stockholders. The share exchange transaction with GSI was treated as a reverse merger, with GSI as the accounting acquirer and Nocera as the acquired party.

GSI is a limited company established under the laws and regulations of Hong Kong on August 1, 2014, and is a holding company without any operation.

GZ WFH was incorporated in Xingyi City, Guizhou Province, People’s Republic of China (PRC) on October 25, 2017, and is engaged in providing fish farming containers service, which integrates sales, installments, and maintenance of aquaculture equipment. The registered capital of GZ WFH is RMB$5,000,000 (equal to US$733,138).

On November 13, 2018, GSI incorporated GZ GST in PRC with registered capital of US$15,000.

Divestiture

On September 21, 2020, the Company filed a Current Report on Form 8-K outlining the lack of communication that led to the termination by Nocera, Inc. of its relationship with Guizhou Wan Feng Hu Intelligent Aquatic Technology Co. Limited (“GZ WFH”) and its management, and termination of the Variable Interest Entity agreements between the parties.

Subsequently on October 8, 2020, Zhang Bi and GZ WFH entered into a Settlement Agreement and Release with Nocera, Inc. wherein all claims as to GZ WFH’s debt (claim to shares in Nocera, Inc. or GZ GST) were compromised, settled, and otherwise resolved as to any and all claims or causes of action whatsoever against Nocera for any matter, action, or representation as to Nocera, and any debt to ownership of Nocera or GZ GST up to the date of the agreement. The consideration for the agreement was mutual waiver of any and all claims against each other and GZ GST, and GZ WFH (including Zhang Bi) waives any claims to Nocera stock, meaning the 4,750,000 shares of common stock of Nocera owned by Zhang Bi were cancelled as part of the agreement. The Settlement Agreement and Release is attached hereto as Exhibit 10.8.

The VIE Agreements

On December 31, 2020, Nocera and XFC, a domestic funded limited liability company registered in Taiwan (R.O.C), entered into a series of contractual agreements (“VIE Agreements”) whereby Nocera, Inc. agreed to provide technical consulting and related services to XFC. As a result, Nocera has been determined to be the primary beneficiary of XFC and XFC became a VIE (Variable Interest Entity) of Nocera.

On December 31, 2020, Nocera exchanged 700,000 shares of the Company’s restricted common stock to Shareholders of XFC in exchange for 100% controlling interest in XFC.

The VIE structure was adopted mainly because we engage in business in an industry that prohibits foreign investment (e.g., construction) and of which requires special licenses in Taiwan. We are not currently planning to engage in business in mainland China or Hong Kong, and as a result, we are not currently required to obtain any special licenses in mainland China or Hong Kong. The Company has entered into the following contractual arrangements with a stockholders of XFC, that enable the Company to (1) have the power to direct the activities that most significantly affects the economic performance of XFC, and (2) receive the economic benefits of XFC that could be significant to XFC. The Company is fully and exclusively responsible for the management of XFC, assumes all of the risk of losses of XFC and has the exclusive right to exercise all voting rights of XFC’s stockholders. Therefore, in accordance with ASC 810 “Consolidation”, the Company is considered the primary beneficiary of XFC and has consolidated XFC’s assets, liabilities, results of operations, and cash flows in the accompanying consolidated financial statements.

(1) Voting Rights Proxy Agreement & Power of Attorney. Mr. Tsai, Wen-Chih, Ms. Tu, Hui-Min, Mr. Tsai, Chin-Yao, and Mr. Tsai, Chin-Chao (Existing Stockholders) hereby irrevocably undertake that they authorize Nocera or the individual then designated by Nocera (“Attorney”) to exercise, on his behalf, the following rights available to them in their capacity as a stockholder of the XFC under the then effective articles of association of the XFC (collectively, “Powers”): (a) to propose the convening of, and attend, stockholders’ meetings in accordance with the articles of association of the XFC on behalf of the Existing Stockholder; (b) to exercise voting rights on behalf of the Existing Stockholder on all matters required to be deliberated and resolved by the stockholders’ meeting, including without limitation the appointment and election of the directors and other executives to be appointed and removed by the stockholders, of the XFC the sale or transfer of all or part of the equity held by stockholders in the XFC; (c) to exercise other stockholders’ voting rights under the articles of association of the XFC (including any other stockholders’ voting rights stipulated upon an amendment to such articles of association); (d) other voting rights that stockholders shall enjoy under the Taiwan (R.O.C.) laws, as amended, revised, supplemented and re-enacted, no matter whether they take effect before or after the conclusion of this Agreement. The Existing Stockholders shall not revoke the authorization and entrustment accorded to the Attorney other than in the case where Nocera gives the Existing Stockholders a written notice requesting the replacement of the Attorney, in which event the Existing Stockholders shall immediately appoint such other person as then designated by Nocera to exercise the foregoing Powers and such new authorization and entrustment shall supersede, immediately upon its grant, the original authorization, and entrustment.

(2) Exclusive Business Cooperation Agreement. Nocera agrees to provide technical consulting and services including management consulting services, general and financial advisory service and various general and administrative service, for the specific content thereof (hereinafter referred to as the “Target Business”) to the XFC as the technical consulting and service provider of the XFC in accordance with the conditions set forth herein during the term of this Agreement. XFC agrees to accept the technical consulting and services provided by Nocera. XFC further agrees that, without the prior written consent of Nocera, during the term of this Agreement, it shall not accept any technical consulting and services identical or similar to Target Business that are provided by any third party.

(3) Equity Pledge Agreement. Under the Equity Interest Pledge Agreement between Nocera and Mr. Tsai, Wen-Chih, Ms. Tu, Hui-Min, Mr. Tsai, Chin-Yao, and Mr. Tsai, Chin-Chao, the stockholder of XFC, stockholder pledged all of his equity interests in XFC to Nocera to guarantee the performance of XFC’s obligations under the Exclusive Business Cooperation Agreement. Under the terms of the agreement, in the event that XFC or stockholders breach their respective contractual obligations under the Exclusive Business Cooperation Agreement, Nocera, as pledge, will be entitled to certain rights, including, but not limited to, the right to collect dividends generated by the pledged equity interests. Zhang Bi also agreed that upon the occurrence of any event of default, as set forth in the Equity Interest Pledge Agreement, Nocera is entitled to claim indemnity.

(4) Exclusive Call Option Agreement. XFC and its stockholders, Mr. Tsai, Wen-Chih, Ms. Tu, Hui-Min, Mr. Tsai, Chin-Yao, and Mr. Tsai, Chin-Chao, have entered into an Exclusive Call Option Agreement with Nocera. Under the Exclusive Call Option Agreement, the XFC stockholders irrevocably granted Nocera (or its designee) an exclusive option to purchase, to the extent permitted under Taiwan (R.O.C.) law, part or all of their equity interests in XFC. According to the Exclusive Call Option Agreement, the purchase price shall be the minimum price permitted by applicable Taiwan (R.O.C.) Law at the time when such share transfer occurs.